Fair Value Measurements - Inputs Used (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross written premiums	$ 3,938.4	$ 3,698.5	$ 3,442.4
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	307.1	299.3
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 307.1	$ 299.3
Discounted cash flow | Commercial mortgage loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.035
Discounted cash flow | Commercial mortgage loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.095
Discounted cash flow | Commercial mortgage loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.058
Discounted cash flow | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 173.9
Discounted cash flow | Middle market loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.062
Discounted cash flow | Middle market loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.155
Discounted cash flow | Middle market loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.091
Discounted cash flow | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 65.3
Discounted cash flow | Asset-backed | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.030
Discounted cash flow | Asset-backed | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.073
Discounted cash flow | Asset-backed | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.054
Discounted cash flow | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 26.7
Discounted cash flow | Equity securities — Trading | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.092
Discounted cash flow | Equity securities — Trading | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.092
Discounted cash flow | Equity securities — Trading | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.092
Discounted cash flow | Equity securities — Trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 2.8
Transaction value | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	37.6
Transaction value | Equity securities — Trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	0.8
Liquidation method | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	0.0
Recovery approach | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 0.0